Note 11 - INCOME TAXES (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Total current	$ 7,019	$ 6,839	$ 6,349
Deferred:
Total deferred	2,341	(1,959)	164
The benefits of operating loss carried forwards		(314)	(72)
Provision (benefit) for income taxes	8,383	4,566	6,441
Allocated to other comprehensive income (loss)	(1,045)		84
Thailand
Current:
Total current	4,442	4,869	4,069
Deferred:
Total deferred	1,583	(1,446)	170
Singapore
Current:
Total current	382
Deferred:
Total deferred	512	(154)	59
The People's Republic of China
Current:
Total current	149	679	1,324
Deferred:
Total deferred	(192)	(43)	197
Australia
Current:
Total current	1,069	1,291	956
Deferred:
Total deferred	$ 438	$ (316)	$ (262)